OTHER INVESTMENTS, PURCHASE DEPOSITS AND NOTES RECEIVABLE (Tables)	12 Months Ended
Dec. 31, 2024
Other Investments Purchase Deposits And Notes Receivable
Schedule of Other investments:

Other investments:	$
Balance – December 31, 2023 and October 31, 2023	-
Additions due to purchase of first option to acquire 44% of ABCO	1,257,142
Purchase price for the second option to acquire an additional 26% of ABCO	722,858
Equity method adjustments	(169,638)
Balance – December 31, 2024	1,810,363

Schedule of Notes Receivable

	Notes
Movement in notes receivable	6.3.1	6.3.2	6.3.3	6.3.4	6.3.5	6.3.6	6.3.7	Total $
Balance - October 31, 2022	-	-	-	-	-	-	-	-
Advances	1,170,101	-	-	-	250,000	-	-	1,420,101
Accrued interest	8,758	-	-	-	1,667	-	-	10,425
Balance - October 31, 2023	1,178,859	-	-	-	251,667	-	-	1,430,526
Advances	982,757	-	-	-	-	-	-	982,757
Accrued interest	30,755	-	-	-	5,083	-	-	35,838
Balance - December 31, 2023	2,192,371	-	-	-	256,750	-	-	2,449,121
Advances	1,663,646	400,000	3,000,000	1,050,000	-	1,150,000	287,500	7,551,146
Accrued interest	591,124	41,508	110,979	25,958	-	95,639	4,872	879,747
Repayments	(484,161)	-	-	-	(266,417)	-	-	(750,577)
Gain on extinguishment	156,165	-	-	-	-	-	-	156,165
Extinguishment	(3,870,887)	-	-	-	-	-	-	(3,870,887)
Assignment	3,388,889	-	-	-	-	-	-	3,338,889
Balance - December 31, 2024	3,637,147	441,508	3,110,979	1,075,958	-	1,245,639	292,372	9,803,604
Current portion	3,637,147	441,508	3,110,979	-	-	-	-	7,189,635
Non-current portion	-	-	-	1,075,958	-	1,245,639	292,372	2,613,969